OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10: -	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2023	2022

Accrued expenses	$5,964	$7,056
Deferred revenues from IIA	302	110
Onerous contract liability	551	-
Government authorities	2,108	1,955
Foreign currency derivative contracts	106	901
Holdback and contingent earnout	299	1,216
Provision for returns	90	90
Others	108	96

	$9,528	$11,424